PGIM Jennison Blend Fund
FUND SUMMARY
INVESTMENT OBJECTIVE
The Fund's investment objective is long-term growth of capital.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and an eligible group of related investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the PGIM Funds family. More information about these discounts as well as other waivers or discounts is available from your financial professional and is explained in Reducing or Waiving Class A's and Class C’s Sales Charges on page 23 of the Fund's Prospectus, Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries on page 46 of the Fund's Prospectus and in Rights of Accumulation on page 46 of the Fund's Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - PGIM Jennison Blend Fund - USD ($)	Class A	Class B	Class C	Class Z		Class R6 [1]
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	none	none	none		none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00%	5.00%	1.00%	none		none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none	none	none		none
Redemption fee	none	none	none	none		none
Exchange fee	none	none	none	none		none
Maximum account fee (accounts under $10,000)	$ 15	$ 15	$ 15	none	[2]	none
[1]	Formerly known as Class Q.
[2]	Direct Transfer Agent Accounts holding under $10,000 of Class Z shares are subject to the $15 fee.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PGIM Jennison Blend Fund		Class A	Class B	Class C	Class Z	Class R6 [1]
Management fees		0.49%	0.49%	0.49%	0.49%	0.49%
Distribution and service (12b-1) fees		0.30%	1.00%	1.00%	none	none
Other expenses		0.14%	0.94%	0.21%	0.17%	217.90%
Total annual Fund operating expenses		0.93%	2.43%	1.70%	0.66%	218.39%
Fee waiver and/or expense reimbursement		none	(0.52%)	none	none	(217.73%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	[2]	0.93%	1.91%	1.70%	0.66%	0.66%
[1]	Formerly known as Class Q.
[2]	PGIM Investments LLC (PGIM Investments) has contractually agreed, through December 31, 2019, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 1.91% of average daily net assets for Class B shares and 0.68% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, Total Annual Fund Operating Expenses for Class R6 shares will not exceed Total Annual Fund Operating Expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver may not be terminated prior to December 31, 2019 without the prior approval of the Fund’s Board of Directors.

Example.
The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
If Shares Are Redeemed
Expense Example - PGIM Jennison Blend Fund - USD ($)		1 Year	3 Years	5 Years	10 Years
Class A		640	830	1,036	1,630
Class B		694	1,008	1,349	2,173
Class C		273	536	923	2,009
Class Z		67	211	368	822
Class R6	[1]	67	10,501	10,501	10,501
[1]	Formerly known as Class Q.

If Shares Are Not Redeemed
Expense Example, No Redemption - PGIM Jennison Blend Fund - USD ($)		1 Year	3 Years	5 Years	10 Years
Class A		640	830	1,036	1,630
Class B		194	708	1,249	2,173
Class C		173	536	923	2,009
Class Z		67	211	368	822
Class R6	[1]	67	10,501	10,501	10,501
[1]	Formerly known as Class Q.

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 50% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE <br/><br/>Principal Investment Strategies.
The Fund normally invests at least 80% of its investable assets in equity and equity-related securities. The Fund may invest in securities of issuers of any market capitalization size. In deciding which securities to buy, the Fund's portfolio managers use a blend of investment styles. That is, they invest in equity and equity-related securities from traditionally growth and value areas, as well as stocks exhibiting characteristics of both. The Fund's portfolio managers use quantitative analytics to complement their fundamental investment process, and to provide additional investment insights on which to make investment decisions from time to time.

In addition to common stock, the equity-related securities that the Fund may invest in include, but are not limited to nonconvertible preferred stock; warrants and rights that can be converted into or exchanged for common stock or the cash value of common stock; investments in various types of businesses; securities of real estate investment trusts (REITs); American Depositary Receipts (ADRs); American Depositary Shares (ADSs); and similar securities. The Fund may also buy convertible securities. These are securities—like bonds, corporate notes and preferred stock—that the Fund can convert into common stock of the issuer, the cash value of the issuer’s common stock or some other equity security.

The term “investable assets” refers to the Fund's net assets plus any borrowings for investment purposes. The Fund's investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions.
Principal Risks.
All investments have risks to some degree. An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Equity and Equity-Related Securities Risks. The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund's holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Management Risk. The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Market Risk. Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Market Capitalization Risk. The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and medium-sized companies are less stable than the prices of large company stocks and may present greater risks. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform compared to investments that focus on smaller capitalized companies.

Risks of Small and Medium Sized Companies. Small and medium capitalization companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management depth. As a result, their prices may fluctuate more than the stocks of larger, more established companies. Historically, small and mid-cap companies have sometimes gone through extended periods when they did not perform as well as larger companies. Small and mid-cap companies generally are less liquid than larger companies, which may make such investments more difficult to sell at the time and price that the Fund would like.

Blend Style Risk. The Fund's blend investment style may subject the Fund to risks of both value and growth investing. The portion of the portfolio that makes investments pursuant to a growth strategy may be subject to above-average fluctuations as a result of seeking higher than average capital growth. The portion of the portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor with the markets. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Fund to underperform the market in general, its benchmark and other mutual funds. Growth and value stocks have historically produced similar long-term results, though each category has periods when it outperforms the other.

Economic and Market Events Risk. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.
Performance.
The following bar chart shows the Fund's performance for Class Z shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the average annual returns of each of the Fund’s share classes and also compares the Fund’s performance with the average annual total returns of an index or other benchmark and a group of similar mutual funds. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.pgiminvestments.com.
Annual Total Returns (Class Z Shares) %<sup>1</sup>
[1]	Prior to this year, the annual total returns bar chart displayed returns for the Fund’s Class A shares. The Fund now shows annual total returns for Class Z shares in light of the relative growth of assets in this share class. The total return for Class Z shares from January 1, 2018 to September 30, 2018 was 11.51%.

Best Quarter:		Worst Quarter:
18.13%	2nd Quarter 2009	-23.82%	4th Quarter 2008

Average Annual Total Returns % (including sales charges) (as of 12-31-17)
Average Annual Total Returns - PGIM Jennison Blend Fund		One Year	Five Years	Ten Years
Class A Shares		14.90%	11.71%	6.11%
Class B Shares		15.65%	12.03%	5.95%
Class C Shares		19.69%	12.17%	5.96%
Class R6 Shares	[1]
Class Z Shares		21.91%	13.30%	7.03%
Class Z Shares | Return After Taxes on Distributions		19.37%	10.63%	5.64%
Class Z Shares | Return After Taxes on Distributions and Sale of Fund Shares		14.45%	10.16%	5.41%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)		21.13%	15.58%	8.60%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		21.82%	15.78%	8.49%
Lipper Multi-Cap Core Funds Average (reflects no deduction for sales charges or taxes)	[2]	19.46%	13.74%	7.13%
Lipper Multi-Cap Growth Funds Average (reflects no deduction for sales charges or taxes)	[2]	28.04%	14.82%	8.13%
[1]	Formerly known as Class Q. Average annual total returns are not shown for Class R6 shares, because Class R6 shares are new. Performance for Class R6 shares will be included after Class R6 shares have been in existence for a full calendar year.
[2]	The Fund was compared to the Lipper Multi-Cap Core Funds Performance Universe, although Lipper classifies the Fund in the Multi-Cap Growth Funds Performance Universe. The Lipper Multi-Cap Core Funds Performance Universe was utilized because the Fund's manager believes that the funds included in this Universe provide a more appropriate basis for Fund performance comparisons.

° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class Z shares. After-tax returns for other classes will vary due to differing sales charges and expenses.